Stockholders Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Stockholders' Equity

Note 12. Stockholders’ Equity

At inception, Aziyo was capitalized through the sale of 19.5 million shares of Series A Convertible Preferred Stock, par value $0.001 per share (the “Convertible Preferred Stock”). Since inception, the Company has issued an additional 30.9 million shares of Convertible Preferred Stock yielding proceeds of approximately $30.4 million, which were used for general corporate purposes and the CorMatrix Acquisition. During the year ended December 31, 2020, Convertible Preferred Stock offerings totaled approximately $5.4 million. The Convertible Preferred Stock issued during the year ended December 31, 2020 occurred primarily in September 2020 at which time the Company completed the sale of 3.0 million shares of Convertible Preferred Stock for net proceeds of approximately $3.0 million. At the same time, the 2020 Bridge Notes of $2.0 million (issued in April 2020), and related accrued interest, converted into approximately 2.0 million shares of Convertible Preferred Stock.

The fair value of the 3.0 million shares of Convertible Preferred Stock described above exceeded the purchase price of the Convertible Preferred Stock by $3.5 million. Such excess was accounted for as a deemed dividend to the Convertible Preferred Stock and was recorded as "Accretion of Convertible Preferred Stock" in the Consolidated Statements of Operations to arrive at "Net Loss Attributable to Common Shareholders" and is included in the numerator of basic Earnings Per Share. With respect to the Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit, these deemed dividends have been recorded such that Additional Paid-in Capital was first eliminated and any residual dividends served to reduce Accumulated Deficit. Additionally, the fair value of the 2.0 million shares of Convertible Preferred Stock issued upon conversion of Convertible Bridge Notes exceeded the face value of the Convertible Bridge Notes by $2.3 million. Such excess has been recorded as Loss on Early Extinguishment of Debt within Other (Income) Expense, net in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.

As consideration for the advisory services provided to Aziyo in connection with the CorMatrix Acquisition, an agreement was executed between Aziyo and HighCape Partners Management, L.P. whereby upon consummation by Aziyo of a sale transaction, as defined in the Company's Certificate of Incorporation, or an initial public offering of the Company's common stock, Aziyo would be required to pay HighCape a fee totaling $0.75 million. In September 2020, the Company’s obligation in respect of this fee was extinguished in connection with the issuance of 375,000 shares of Convertible Preferred Stock. Such Convertible Preferred Stock and the associated expense was recorded at its fair value of approximately $0.8 million.

Dividends

The holders of Convertible Preferred Stock are entitled to receive noncumulative dividends as declared by the Board of Directors. The holders of Convertible Preferred Stock shall be entitled to receive dividends prior and in preference to any payment of any dividend on common stock. No dividends were declared by the Board of Directors from inception through the conversion of such Convertible Preferred Stock to common stock as noted below.

Conversion

The Convertible Preferred Stock is convertible at the election of the holders into shares of the Company’s common stock that would result in a conversion ratio of one share of common stock for every 13.9549 shares of Convertible Preferred Stock held. In addition to this voluntary conversion, each share of Convertible Preferred Stock will automatically be converted into shares of common stock upon (i) the written consent of the required holders (as defined) or (ii) the closing of the sale of shares of common stock to the public at a price of at least $5.00 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock), in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30 million of gross proceeds to the Company. In case of an underwritten public offering, immediately prior to closing, the holders of Convertible Preferred Stock are entitled to receive additional shares of (the “Liquidation Shares") of common stock as determined by dividing the Convertible Preferred Stock Preference Amount, as defined below, by the price per Common Shares in the underwritten public offering.

At the closing of the IPO, all outstanding shares of the Convertible Preferred Stock, including Convertible Preferred Stock resulting from the warrant exercises described in Note 8 and the Liquidation Shares, converted into 4,232,195 shares of Class A common stock and 2,398,868 shares of Class B common stock, and the related carrying value was reclassified to the respective common stock accounts and additional paid-in capital. Other than voting rights, the Class B common stock has the same rights as the Class A common stock. It was at the discretion of certain holders of the Convertible Preferred Stock that they receive non-voting Class B common stock. When such non-voting Class B common shares are sold by the current holders, they will automatically convert to Class A common stock. There were no shares of Convertible Preferred Stock outstanding as of the closing of the IPO on October 13, 2020.

The Convertible Preferred Stock does not have a mandatory redemption date. However, while it is not mandatorily redeemable, until conversion, the Convertible Preferred Stock was reclassified into mezzanine equity because it will become redeemable at the option of the stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control. That is, unless a majority of the holders of the then outstanding preferred stock, on an as-if-converted to common stock basis, elect otherwise, deemed liquidation events include a sale of all or substantially all of Aziyo’s assets or a sale of at least fifty percent (50%) of the issued and outstanding voting securities, capital stock, or other comparable equity or ownership interest in Aziyo.

Upon issuance of the Convertible Preferred Stock, the Company assessed the embedded conversion and liquidation features of the securities. The Company determined that the preferred stock did not require the Company to separately account for the liquidation features.

At the IPO date, the Company authorized 10,000,000 shares of Preferred Stock with a par value per share of $0.001. If issued, this new Preferred Stock shall have the rights and preferences as determined by the Company’s Board of Directors.

Private Placement of Common Stock

On December 8, 2021, the Company closed on a private investment in public equity (PIPE) financing, thereby receiving net proceeds of approximately $13.8 million, after deducting offering costs. The PIPE investors purchased an aggregate of 2,122,637 shares of the Company’s Class A common stock and an aggregate of 1,179,244 shares of the Company’s Class B common stock (which are convertible on a one-for-one basis into shares of Class A common stock), in each case, at a price of $4.24 per share.